Investments in joint ventures (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Time charter revenues	$ 143,531	$ 91,107	$ 57,465
Accrual historical boil off claim	0
Operating expenses	(33,701)	(25,798)	(18,412)
Depreciation and amortization	(21,054)	(10,552)	(2,653)
Operating income	93,764	71,064	53,523
Unrealized gain (loss) on derivative instruments	2,463	1,839	949
Net income (loss)	$ 59,190	$ 41,377	41,279
Share of joint ventures owned	50.00%	50.00%
Equity in earnings (losses) of joint ventures	$ 5,139	$ 16,622	17,123
Cash and cash equivalents	22,679	18,915	32,868	$ 30,477
Restricted cash	6,962	8,055
Total current assets	46,426	44,361
Restricted cash	13,640	14,154
Vessels, net of accumulated depreciation	679,041	342,591
Total long-term assets	1,012,533	766,106
Current portion of long-term debt	45,458	32,208
Derivative instruments	2,015	3,534
Total current liabilities	63,824	57,816
Long-term debt	434,845	300,440
Derivative instruments	2,102	3,511
Other long-term liabilities	5,793	11,235
Total long-term liabilities	520,476	387,861
Accumulated losses of joint ventures	(20,746)	(25,886)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	84,330	86,544	85,396
Accrual historical boil off claim	(23,700)	0	0
Revenues	60,630	86,544	85,396
Operating expenses	(17,256)	(18,213)	(18,986)
Depreciation and amortization	(20,244)	(19,666)	(19,070)
Operating income	23,130	48,665	47,340
Unrealized gain (loss) on derivative instruments	14,388	14,183	18,492
Other financial expense, net	(27,854)	(30,220)	(32,202)
Net income (loss)	9,664	32,628	$ 33,630
Share of joint ventures owned			50.00%
Share of joint ventures net income (loss) before eliminations	4,832	16,314	$ 16,815
Eliminations	307	308	308
Equity in earnings (losses) of joint ventures	5,139	16,622	$ 17,123
Cash and cash equivalents	8,100	9,506
Restricted cash	8,520	8,458
Other current assets	2,012	4,492
Total current assets	18,632	22,456
Restricted cash	25,208	25,107
Vessels, net of accumulated depreciation	547,993	567,187
Total long-term assets	573,201	592,294
Current portion of long-term debt	25,003	23,503
Amounts and loans due to owners and affiliates	314	13,654
Derivative instruments	10,649	13,588
Other current liabilities	37,725	20,145
Total current liabilities	73,691	70,890
Long-term debt	429,307	453,957
Loans due to owners and affiliates	6,526	1,887
Derivative instruments	68,085	79,533
Other long-term liabilities	39,006	42,929
Total long-term liabilities	542,924	578,306
Net liabilities	(24,782)	(34,446)
Share of joint ventures net liabilities before eliminations	(12,391)	(17,223)
Eliminations	(8,355)	(8,663)
Accumulated losses of joint ventures	$ (20,746)	$ (25,886)